As filed with the Securities and Exchange Commission on February 5, 2013

File Nos. 333-185644
811-04471
United States
Securities and Exchange Commission
Washington, D.C.  20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.        3
Post-Effective Amendment No.  ____

Value Line Core Bond Fund
(formerly, Value Line Aggressive Income Trust)
(Exact Name of Registrant as Specified in Charter)

(212) 907-1900
(Area Code and Telephone Number)

7 Times Square, 21st Floor,
New York, New York 10036-6524
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Mitchell E. Appel Value Line Core Bond Fund 7 Times Square, 21st Floor,
New York, New York 10036-6524
(Name and Address of Agent for Service)

Copy to:
Leonard A. Pierce, Esq.
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, MA 02109
(617) 526-6440

Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

Calculation of Registration Fee under the Securities Act of 1933:
No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

Title of Securities Being Registered:
Shares of capital stock of the Registrant.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment, which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act or until the Registration Statement shall be effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

PART C:  OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 30 of Post-Effective Amendment No. 31 of the Acquiring Fund, filed October 5, 2012, which information is incorporated herein by reference.

ITEM 16.  EXHIBITS

(1) Declaration of Trust1 and form of amendment thereto dated November 15, 2012.6

(2) By-laws1 and amendments thereto dated September 16, 20105 and September 20, 2012.6

(3) Not applicable.

(4) Agreement and Plan of Reorganization, filed as Exhibit A to the Proxy Statement/Prospectus, included as Part A of the Registration Statement. 8

(5) Not applicable.

(6) Investment Advisory Agreement4 and Permanent Fee Waiver thereto.7

(7) Distribution Agreement.4

(8) Not applicable.

(9) Custodian Agreement.1

(10) Service and Distribution Plan.2

(11) Legal Opinion.1

(12) Form of opinion as to tax matters and consent. 8

(13)     (a) Administration Agreement with State Street Bank and Trust Company.3

(b) Fee Waiver Agreement of the Acquired Fund and Acquiring Fund.7

(c) Amendment to Fee Waiver Agreement of the Acquiring Fund. 8

(14) Consent of Independent Registered Public Accounting Firm, filed herewith as Exhibit 14.

(15) Not Applicable.

(16) Powers of Attorney.7

(17) (a) Code of Ethics of the Acquiring Fund.5

 (b) Form of Proxy Card. 8

1           Filed as an exhibit to Post-Effective Amendment No. 14, filed March 23, 1999, and incorporated herein by reference.

2           Filed as an exhibit to Post-Effective Amendment No. 16 filed May 29, 2001, and incorporated herein by reference.

3           Filed as an exhibit to Post-Effective Amendment No. 23, filed May 31, 2007, and incorporated herein by reference.

4               Filed as an exhibit to Post-Effective Amendment No. 27, filed March 31, 2011, and incorporated herein by reference.

5           Filed as an exhibit to Post-Effective Amendment No. 29, filed May 30, 2012, and incorporated herein by reference.

6           Filed as an exhibit to Post-Effective Amendment No. 31, filed October 5, 2012, and incorporated herein by reference.

7           Filed as an exhibit to the Registrant’s Registration Statement on Form N-14, filed December 21, 2012, and incorporated herein by reference.

8           Filed as an exhibit to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14, filed February 1, 2013, and incorporated herein by reference.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration  Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering  prospectus will contain the information called for by the applicable registration form for the reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to a subsequent post-effective amendment to its registration statement on Form N-1A filed with the SEC within a reasonable time after the consummation of the reorganization contemplated by this Registration Statement on Form N-14.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 3 to the Registration Statement on Form N-14 has been signed on behalf of the Registrant, in New York City of New York State, on the 5th day of February, 2013.

VALUE LINE CORE BOND FUND (formerly Value Line Aggressive Income Trust)

By:	/s/ Mitchell E. Appel
Mitchell E. Appel President, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*
	Trustee	February 5, 2013
Joyce E. Heinzerling
*
	Trustee	February 5, 2013
Francis C. Oakley
*
	Trustee	February 5, 2013
David H. Porter
*
	Trustee	February 5, 2013
Paul Craig Roberts
*
	Trustee	February 5, 2013
Nancy-Beth Sheerr
*
	Trustee	February 5, 2013
Daniel S. Vandivort

/s/ Mitchell E. Appel	Trustee, President and Chief Executive Officer (Principal Executive Officer)	February 5, 2013
Mitchell E. Appel
/s/ Emily D. Washington	Treasurer, Secretary and Principal Financial and Accounting Officer	February 5, 2013
Emily D. Washington

*By:	/s/ Mitchell E. Appel
Mitchell E. Appel Attorney-in-Fact*

*  Pursuant to the powers of attorney filed as an exhibit to the Registration Statement on Form N-14, filed December 21, 2012.

Exhibit Index

The following exhibit is filed as part of this Registration Statement:

Exhibit No.                      Description

 (14)           Consent of Independent Registered Public Accounting Firm